LONG TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEPOSITS
Schedule of long term deposits

	As of December 31,
	2019	2018
Office rental deposits	$18,635	$—
Total	$18,635	$—